Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Mar. 31, 2012 Long-term Assets	Dec. 31, 2011 Long-term Assets	Mar. 31, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Mar. 31, 2012 Long-term Liabilities	Dec. 31, 2011 Long-term Liabilities	Mar. 31, 2012 Designated Embedded derivatives Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Short-term Assets	Mar. 31, 2012 Designated Embedded derivatives Long-term Assets	Mar. 31, 2012 Designated Embedded derivatives Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Short-term Liabilities	Mar. 31, 2012 Designated Embedded derivatives Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Embedded derivatives Strategic Nickel Short-term Assets	Mar. 31, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Assets	Mar. 31, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Long-term Assets	Mar. 31, 2012 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Dec. 31, 2011 Designated Embedded derivatives Foreign exchange cash flow hedge Short-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Mar. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Mar. 31, 2012 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Mar. 31, 2012 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Hedge Short-term Assets
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 584	$ 595	$ 29	$ 60					$ 128	$ 161	$ 29			$ 118	$ 161	$ 10	$ 29			$ 454	$ 429	$ 60					$ 434	$ 410	$ 60									$ 20	$ 19				$ 2	$ 5		$ 2	$ 1		$ 4
Derivative liabilities						$ 28	$ 73	$ 554	$ 663				$ 1	$ 14					$ 1	$ 14				$ 27	$ 58	$ 554	$ 663				$ 24	$ 49	$ 509	$ 590	$ 3	$ 4	$ 10	$ 32			$ 35	$ 41	$ 5			$ 1			$ 1